CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2018
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
CAPITAL AND RESERVES
NOTE 30 — CAPITAL AND RESERVES

30.1 Issuance of common shares

On December 31, 2018, 511,668 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by certain employees. Options were exercised at an average price of 13.76 per share amounting to a total of 7,040.

On December 31, 2018, 564,995 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company. During 2018, 163,233 RSUs were vested at an average price of 43.13 per share amounting to a total of 7,040 (non-cash transaction). A total amount of 4,995 of such vested RSUs corresponds to a provision for bonus given to employees that was payable in RSUs and was included in the opening balance of additional paid in capital.

On October 16, 2018, the Company issued 16,315 common shares for a total amount of 960 as part of the subscription agreement with Small Footprint's sellers signed on October 15, 2018, pursuant to which the Company agreed to issue to the subscribers and the subscribers agree to subscribe from the Company a certain amount of shares. For the second tranche due on March 1, 2019, the Company may require the subscribers to apply up to an amount of 25% of the first-earn out payment.

On July 20, 2018, the Company issued 18,692 common shares for a total amount of 982 as part of the subscription agreement with WAE's sellers signed on May, 23, 2016, pursuant to which the Company agreed to issue to the subscribers and the subscribers agree to subscribe from the Company restricted common stock up to an amount of 30% of the Purchase Price.

On June 12, 2018, the Company issued 9,120 common shares for a total amount of 400 as part of the subscription agreement stated in the stock purchase agreement signed with Clarice´s sellers, explained in note 24.2.

On February 22, 2018, the Company issued 12,265 common shares for a total amount of 541 as part of the subscription agreement stated in the stock purchase agreement signed with Pointsource´s sellers, as part of the business combination explained in note 24.8.

On February 16, 2018, the Company issued 7,605 common shares for an amount of 334 as part of the subscription agreement signed with Ratio´s sellers, as part of the business combination explained in note 24.7.

On December 31, 2017, 338,709 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 15.63 per share amounting to a total of 5,296.

On December 31, 2017, 254,328 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company. During 2017, 86,931 RSUs were vested at an average price of 36.11 per share amounting to a total of 3,141 (non-cash transaction).

On August 17, 2017, the Company issued 34,219 common shares for a total amount of 1,435 as part of the subscription agreement stated in the stock purchase agreement signed with WAE´s sellers, as part of the business combination explained in note 24.4.

On June 1, 2017, the Company issued 84,953 common shares for a total amount of 3,100 as part of the subscription agreement stated in the stock purchase agreement signed with PointSource´s sellers, as part of the business combination explained in note 24.8.

On March 1, 2017, the Company issued 34,309 common shares for a total amount of 1,160 as part of the subscription agreement stated in the stock purchase agreement signed with Ratio´s sellers, as part of the business combination explained in note 24.7.

On December 31, 2016, 243,915 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 7.64 per share amounting to a total of 1,863.

On November 14, 2016, the Company issued 70,380 common shares for an amount of 2,970 as part of the subscription agreement stated in the Stock Purchase Agreement signed with L4's sellers, explained in note 24.6.

On July 25, 2016, the Company issued 23,508 common shares for an amount of 900 as part of the subscription agreement signed with Clarice’s sellers, explained in note 24.2.

On May 23, 2016, the Company issued 75,221 common shares for an amount of 2,550 as part of the subscription agreement stated in the Stock Purchase Agreement signed with WAE's sellers, as part of the business combination explained in note 24.4.

On January 22, 2016, the Company granted 11,213 treasury shares at a price of $ 27.2 per share to Mr. Spitz to cancel the remaining liability of 305, related to the acquisition of the minority interest of Huddle Group. The Company withholds the remaining amount of 20 as an escrow.

On April 30, 2015, the Company granted to one employee 30,000 common shares to be carried out in two tranches: 15,000 shares delivered during April 2015 and the remaining 15,000 shares were delivered on April 1, 2016. Shares were granted at a price of 21.01 per share amounting to a total of 315 per year.

30.2 Public offerings

On August 2, 2016, the Company applied to the Luxembourg Stock Exchange for listing on the Official List of the Luxembourg Stock Exchange and for the admission to trading on its regulated market of 34,594,324 existing common shares, issued in registered form, with a nominal value of US$ 1.20 each, representing the entire share capital of the Company at that moment. The fees estimated in connection with the listing of the common shares amounted to 162 and are including within professional services.

On August 11, 2016, the Company applied to the Luxembourg Financial Sector Supervisory Authority (Commission de Surveillance du Secteur Financier) (the “CSSF”) in its capacity as competent authority, for the approval of the Company’s prospectus, which was approved by the CSSF on August 11, 2016.

On June 20, 2018, the Company and WPP Luxembourg Gamma Three S.à r.l. (the “Selling Shareholder”) entered into an underwriting agreement with Goldman Sachs & Co. LLC and J.P. Morgan Securities LLC relating to the offer and sale of an aggregate of 5,815,259 common shares of the Company, nominal value $1.20 per share, plus, at the option of the Underwriters, an additional 872,289 common shares pursuant to an option, at a public offering price of $52.00 per common share. On June 21, 2018, the Underwriters exercised their option to purchase an additional 872,289 common shares.

As of December 31, 2018, 32,496,961 common shares of the Company's share capital are registered with the SEC and quoted in the New York Stock Exchange.